Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
DERIVATIVE FAIR VALUE OF DERIVATIVE NET [Abstract]
Fair value of financial instruments

	December 31, 2015		December 31, 2014
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 81,507	$ 81,507	$ 71,931	$ 71,931
Senior notes	$ (367,178)	$ (247,969)	$ (366,250)	$ (378,049)
Capital lease obligations	$ (20,649)	$ (20,649)	$ (22,360)	$ (22,360)
Long-term debt, including current portion	$ (390)	$ (390)	$ (459)	$ (459)

Fair value measurements on a recurring basis

Fair Value Measurements at December 31, 2015
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 81,507	$ 81,507	$ —	$ —
Senior Notes	$ (247,969)	$ (247,969)	$ —	$ —
Capital lease obligations(1)	$ (20,649)	$ —	$ (20,649)	$ —
Long-term debt(1)	$ (390)	$ —	$ (390)	$ —

Fair Value Measurements at December 31, 2014
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 71,931	$ 71,931	$ —	$ —
Senior Notes	$ (378,049)	$ (378,049)	$ —	$ —
Capital lease obligations(1)	$ (22,360)	$ —	$ (22,360)	$ —
Long-term debt(1)	$ (459)	$ —	$ (459)	$ —